Debt and Lease Arrangements - Schedule of Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Net Debt [Line Items]
Beginning balance	$ (51,428)	$ (65,944)
Impact of IFRS 16			$ (16,037)
Cash flow	(5,395)	15,298
Lease additions	(4,518)
Finance lease additions		(703)
Other movements	(1,821)	70
Currency translation differences and foreign exchange gains/(losses)	106	(149)
Beginning balance	(79,093)	(51,428)
Current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	(10,134)	(11,795)
Impact of IFRS 16			(2,912)
Cash flow	10,333	10,392
Lease additions	(971)
Finance lease additions		(51)
Other movements	(11,453)	(8,939)
Currency translation differences and foreign exchange gains/(losses)	73	259
Beginning balance	(15,064)	(10,134)
Non-current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	(66,690)	(73,870)
Impact of IFRS 16			$ (13,125)
Cash flow	(7,269)	(2,418)
Lease additions	(3,547)
Finance lease additions		(652)
Other movements	9,179	9,270
Currency translation differences and foreign exchange gains/(losses)	92	980
Beginning balance	(81,360)	(66,690)
Derivative financial instruments
Disclosure Of Net Debt [Line Items]
Beginning balance	(1,345)	(591)
Cash flow	351	446
Other movements	453	(261)
Currency translation differences and foreign exchange gains/(losses)	(183)	(939)
Beginning balance	(724)	(1,345)
Cash and cash equivalents (see Note 13)
Disclosure Of Net Debt [Line Items]
Beginning balance	26,741	20,312
Cash flow	(8,810)	6,878
Other movements	0	0
Currency translation differences and foreign exchange gains/(losses)	124	(449)
Beginning balance	18,055	$ 26,741
Lease liabilities | Joint operations
Disclosure Of Net Debt [Line Items]
Other movements	$ (1,618)